As filed with the Securities and Exchange Commission on March 18, 2016

Securities Act Registration No. 033-52154
Investment Company Act Registration No. 811-07168

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	44	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	45	[	X	]

(Check appropriate box or boxes.)

HENNESSY FUNDS TRUST
(Exact name of Registrant as Specified in Charter)

7250 Redwood Blvd.
Suite 200
Novato, CA 94945
(Address of Principal Executive Office) (Zip Code)

(800) 966-4354
Registrant's Telephone Number, including Area Code:

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, CA 94945
(Name and Address of Agent for Service)

Copy to:
Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:   This Post-Effective Amendment ("PEA") No. 44 to the Hennessy Funds Trust ("HFT") Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the HFT PEA No. 43 on Form N‑1A filed February 29, 2016.  This PEA No. 44 is filed for the purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 43 to the HFT Registration Statement and filing the current version of HFT's Rule 18f-3 Multi-Class Plan.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and the State of California on March 18, 2016.

HENNESSY FUNDS TRUST
(Registrant)

By: /s/Neil J. Hennessy
Neil J. Hennessy
Chairman of the Board and
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Neil J. Hennessy	Chairman of the Board and President	March 18, 2016
Neil J. Hennessy	(Principal Executive Officer) and a Trustee

Robert T. Doyle*	Trustee	*

J. Dennis DeSousa*	Trustee	*

Gerald P. Richardson*	Trustee	*

/s/ Teresa M. Nilsen	Executive Vice President and Treasurer	March 18, 2016
Teresa M. Nilsen	(Principal Financial and Accounting Officer)

*By: /s/ Neil J. Hennessy
Neil J. Hennessy Attorney-In-Fact March 18, 2016

Signature Page

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Rule 18f-3 Multi-Class Plan	EX-99.N
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE